UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                  4/01/03
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               36

Form 13F Information Table Value Total:         $191,897

List of Other Included Managers:
NONE
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
                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AIM PREMIER EQUITY FUND CLASS A  COMMON   008879306       89         12048 SH       SOLE                     12048
ALTRIA GROUP,  INC.              COMMON   02209S103     2991         99832 SH       SOLE                     99832
AMERICAN INTERNATIONAL GROUP     COMMON   026874107     8124        164277 SH       SOLE                    164277
AMGEN INC.                       COMMON   031162100     7734        134388 SH       SOLE                    134388
APOLLO GROUP INC. "A"            COMMON   037604105     5668        113583 SH       SOLE                    113583
BP PLC SPONSORED ADR             COMMON   055622104     4472        115892 SH       SOLE                    115892
BARR LABS, INC.                  COMMON   068306109     7233        126900 SH       SOLE                    126900
H & R BLOCK INC.                 COMMON   09367110      9026        211420 SH       SOLE                    211420
CISCO SYSTEMS                    COMMON   17275R102      200         15422 SH       SOLE                     15422
CITIGROUP                        COMMON   172967101      328          9528 SH       SOLE                      9528
ECHOSTAR COMMUNICATIONS CORP     COMMON   278762109     4413        152800 SH       SOLE                    152800
EL PASO ENERGY PARTNERS          COMMON   28368B102    12957        417572 SH       SOLE                    417572
ELECTRONIC ARTS INC.             COMMON   285512109      733         12500 SH       SOLE                     12500
ENNIS BUSINESS FORMS             COMMON   293389102      159         14000 SH       SOLE                     14000
EXXON MOBIL CORP                 COMMON   30231G102      457         13076 SH       SOLE                     13076
FAMILY DOLLAR STORES             COMMON   307000109    10913        353400 SH       SOLE                    353400
GENERAL ELECTRIC CO.             COMMON   369604103      551         21600 SH       SOLE                     21600
HOME DEPOT INC.                  COMMON   437076102     8192        336296 SH       SOLE                    336296
ITT EDUCATIONAL SERVICES         COMMON   45068B109    11157        398482 SH       SOLE                    398482
INTEL CORP                       COMMON   45814010       229         14091 SH       SOLE                     14091
IBM CORPORATION                  COMMON   45920010      5950         75860 SH       SOLE                     75860
JOHNSON & JOHNSON                COMMON   47816010      1839         31780 SH       SOLE                     31780
MICROSOFT CORP                   COMMON   594918104      699         28882 SH       SOLE                     28882
NOBLE ENERGY                     COMMON   655044105    10633        310100 SH       SOLE                    310100
PEROT SYSTEMS                    COMMON   714265105      103         10000 SH       SOLE                     10000
PFIZER INC.                      COMMON   717081103     8469        271785 SH       SOLE                    271785
PLUM CREEK TIMBER                COMMON   729251108     4506        208700 SH       SOLE                    208700
QUALCOMM, INC.                   COMMON   747525103    24969        693575 SH       SOLE                    693575
REPUBLIC SERVICES, INC.          COMMON   760759100     4587        231220 SH       SOLE                    231220
ROYAL DUTCH PETROLEUM            COMMON   780257804     1237         30346 SH       SOLE                     30346
SUNRISE ASSISTED LIVING          COMMON   86768K106    13325        555220 SH       SOLE                    555220
TYCO INTERNATIONAL               COMMON   902124106     5270        409781 SH       SOLE                    409781
UTAH CLAY TECHNOLOGY             COMMON   917342107        0         10000 SH       SOLE                     10000
VODAFONE GROUP PLC               COMMON   92857W100     9544        523794 SH       SOLE                    523794
WAL-MART STORES                  COMMON   93114210      4891         93994 SH       SOLE                     93994
WELLS FARGO & CO                 COMMON   949746101      249          5530 SH       SOLE                      5530